Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		9 Months Ended
		May 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Net book value		$ 63,457	$ 51,634
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Net book value			45,239
Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Net book value		42,227
Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Net book value		20,255	5,510
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book value		767	777
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value		208	$ 108
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		53,854
Additions		12,969
Transfers	[1]
Ending balance		66,823
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance		45,239
Additions
Transfers	[1]	(45,239)
Ending balance
Gross carrying amount [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions		4,132
Transfers	[1]	38,485
Ending balance		42,617
Gross carrying amount [member] | Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,076
Additions		8,509
Transfers	[1]	6,754
Ending balance		22,339
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,396
Additions		115
Transfers	[1]	5
Ending balance		1,516
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		143
Additions		213
Transfers	[1]	(5)
Ending balance		351
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Transfers
Beginning balance		2,220
Depreciation		1,146
Ending balance		3,366
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Transfers
Beginning balance
Depreciation
Ending balance
Accumulated depreciation and amortisation [member] | Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Transfers		(362)
Beginning balance
Depreciation		752
Ending balance		390
Accumulated depreciation and amortisation [member] | Processing Plant [Member]
IfrsStatementLineItems [Line Items]
Transfers		362
Beginning balance		1,566
Depreciation		156
Ending balance		2,084
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Transfers
Beginning balance		619
Depreciation		130
Ending balance		749
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Transfers
Beginning balance		35
Depreciation		108
Ending balance		$ 143

[1]	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.